Expense Example, No Redemption - Defiance Fusion ETF - Defiance Fusion ETF Class	Nov. 12, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	$ 221